STOCK OPTIONS AND WARRANTS -Employee Stock Options (Detail Textuals 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jan. 04, 2011 Stock Options	Sep. 24, 2012 Stock Options	Aug. 12, 2011 Stock Options	Jul. 11, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted to purchase the Company's common stock (in shares)							15,000,000	7,377,000	3,777,780	100,000	100,000	634,825	250,000	2,000,000			50,000,000	1,500,000	5,724,000
Exercise price per share (in dollars per share)										$ 0.06	$ 0.07	$ 0.065	$ 0.07	$ 0.08			$ 0.0585	$ 0.07	$ 0.068
Dividend yield assumed as per black scholes option pricing model	0.00%		0.00%							0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Volatility assumed as per black scholes option pricing model	110.46%		112.19%							149.81%	152.56%	156.29%	162.43%	170.62%		162.03%	162.37%	171.29%	156.65%
Risk free interest rate	1.19%		0.95%							1.13%	0.82%	0.94%	1.32%	2.01%			2.22%	0.98%	0.96%
Risk free interest rate minimum																0.01%
Risk free interest rate maximum																0.32%
Method used to calculate fair value of warrants										Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model		Black-Scholes Option Pricing model	Black-Scholes Option Pricing Model	Black Scholes Option Pricing Model	Black-Scholes Option Pricing Model
Number of years for exercisable of options										5 years	5 years	5 years	5 years	5 years			7 years	5 years	5 years
Percentage of options vesting to employee										25.00%	25.00%		25.00%	25.00%				25.00%
Percentage of options vesting immediately to key officers																	25.00%
Percentage of options vesting on anniversary to key officers																	37.50%
Period of next vesting for employee										4 years	4 years		4 years	4 years			2 years	4 years
Stock-based compensation expense	$ 404,507	$ 870,576	$ 1,717,837	$ 1,743,598	$ 1,926,129	$ 1,953,844	$ 1,485,068													$ 1,926,129	$ 1,953,844
Previously issued stock options exercisable price (in dollars per share)																$ 0.09
Extended period of stock options																September 1, 2011 to September 1, 2016
Fair value change from employee option modification			$ 43,401	$ 408,605	$ 408,605		$ 738,810									$ 544,386
Common stock share issued settlement of options exercised on cashless basis (in shares)															349,114
Number of options exercises (in shares)					25,000										500,000
Number of options expired (in shares)															1,500,000